Shareholders' Equity (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders' equity
Changes in unrealized gains and losses on securities available-for-sale	$ 920	$ 432	$ 2,131
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	(66)	(402)
Unrealized gain (loss) on derivative hedges	(343)	(145)	516
Foreign currency translation	(16)	24	40
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	363	(28)	492
Unrealized gains (losses) on retirement plans	(464)	(197)	254
Total, before tax	435	20	3,031
Changes in unrealized gains and losses on securities available-for-sale	(351)	(163)	(810)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	10	25	153
Unrealized gain (loss) on derivative hedges	130	56	(196)
Foreign currency translation	6	(10)	(15)
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	(138)	11	(187)
Unrealized gains (losses) on retirement plans	177	76	(97)
Total, tax effect	(166)	(5)	(1,152)
Changes in unrealized gains and losses on securities available-for-sale	569	269	1,321
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(15)	(41)	(249)
Unrealized gain (loss) on derivative hedges	(213)	(89)	320
Foreign currency translation	(10)	14	25
Realized loss on derivative hedges	0
Reclassification for realized (gains) losses	225	(17)	305
Unrealized gains (losses) on retirement plans	(287)	(121)	157
Total , net of tax	269	15	1,879
Changes in unrealized gains and losses on securities available-for-sale	360	(213)	(393)
Unrealized gain (loss) on derivative hedges	(484)	(408)	(319)
Foreign currency translation	(49)	(39)	(53)
Realized loss on derivative hedges	(5)	(6)	(8)
Change in retirement obligation	(1,022)	(803)	(711)
Accumulated other comprehensive income (loss)	$ (1,200)	$ (1,469)	$ (1,484)